July 27, 2010


                      TOUCHSTONE INSTITUTIONAL FUNDS TRUST
                   Touchstone Mazama Institutional Growth Fund

Dear Shareholder:

      The Prospectus/Proxy Statement that accompanies this letter describes a proposed reorganization of the Touchstone Mazama Institutional Growth Fund, a series of Touchstone Institutional Funds Trust, into the Touchstone Mazama Growth Fund, a new series of Touchstone Funds Group Trust (the "Reorganization"). You are being asked to vote on this proposal. The Board of Trustees of the Touchstone Institutional Funds Trust has approved the proposal and recommends that you vote FOR the proposal.

      The Prospectus/Proxy Statement contains details about the Touchstone Mazama Growth Fund's investment objective, policies, management and costs that are important for you to know. I urge you to take the time to review it carefully. The Touchstone Mazama Growth Fund's investment objective and policies are substantially identical to those of the Touchstone Mazama Institutional Growth Fund. Mazama Capital Management, Inc., the current investment sub-advisor to the Touchstone Mazama Institutional Growth Fund, is the sub-advisor for the Touchstone Mazama Growth Fund. As such, Mazama Capital Management, Inc. manages the Touchstone Mazama Growth Fund substantially in the same way it manages the Touchstone Mazama Institutional Growth Fund. Your vote is important no matter how many shares you own. I would like to answer some initial basic questions about the proposed Reorganization.

WHY ARE YOU DOING THIS?


      The current unified fee structure of Mazama Institutional does not allow Touchstone Advisors, Inc. to realize a reasonable economic profit from its efforts in serving as investment advisor to Mazama Institutional at the current asset level of the Fund. The Reorganization would make it economically practicable for Touchstone Advisors, Inc. to continue to serve as investment advisor to the shareholders of Mazama Institutional. The Reorganization may benefit you by achieving operating efficiencies by broadening the Fund's distribution and therefore its asset growth potential which, if realized, may provide greater economies of scale.


WHAT WILL HAPPEN TO MY EXISTING SHARES?

      If you currently own shares of the Touchstone Mazama Institutional Growth Fund you will receive Institutional shares of the Touchstone Mazama Growth Fund. Because the Touchstone Mamaza Growth Fund is a new series, you will receive the same amount of Touchstone Mazama Growth Fund shares as you hold of Touchstone Mazama Institutional Growth Fund as of the date of the Reorganization.


HOW WILL THE FEES COMPARE?


      As a result of eliminating the unified fee structure the gross expenses of Mazama Growth are higher than those of Mazama Institutional. However, Touchstone Funds Group Trust and Touchstone Advisors, Inc. have entered into an expense limitation agreement whereby Mazama Growth's total operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) will be contractually limited to 0.98% until at least January 27, 2014.



WILL I HAVE TO PAY FEDERAL INCOME TAXES AS A RESULT OF THE REORGANIZATION?

      Shareholders are not expected to recognize gain or loss for federal income tax purposes on the exchange of their shares for shares of Mazama Growth Fund. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.

WHAT ARE MY CHOICES?

      On the enclosed proxy card you have three options. You may vote YES, as the Trustees and management of the Touchstone Institutional Funds Trust recommends. You may vote NO, or you may ABSTAIN. An abstain vote is not a neutral response; it is the equivalent of a No vote. Approval of the Reorganization requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of Touchstone Mazama Institutional Growth Fund. The term "majority of the outstanding voting securities," as defined in the 1940 Act and as used in this Prospectus/Proxy Statement, means: the affirmative vote of the lesser of (i) 67% of the voting securities of Touchstone Mazama Institutional Growth Fund present at a meeting if more than 50% of the outstanding voting securities of Touchstone Mazama Institutional Growth Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of Touchstone Mazama Institutional Growth Fund. If the shareholders of Touchstone Mazama Institutional Growth Fund do not approve the Plan, the Board of Trustees may consider other possible courses of action in the best interest of shareholders.


      Shares will be voted at a Special Meeting of Shareholders to be held at 10:00 a.m. Eastern Time, on September 17, 2010, at the offices of the Touchstone Institutional Funds Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio, 45202. If you attend the meeting, you may vote your shares in person. If you do not expect to attend the meeting, please complete, date, sign, and return the enclosed proxy card in the enclosed postage paid envelope. Or you may follow the instructions on your proxy card to call in your vote or vote through the Internet.


      If you have any questions about the proxy card, please call Touchstone Institutional Funds Trust at 1-800-543-0407. If we do not receive your vote within a few days, you may be contacted by Broadridge, our proxy solicitor, who will remind you to vote.

      Thank you for considering the proposal carefully.

Sincerely,


/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Institutional Funds Trust

                      TOUCHSTONE INSTITUTIONAL FUNDS TRUST

                            303 BROADWAY, SUITE 1100
                             CINCINNATI, OHIO 45202

                   TOUCHSTONE MAZAMA INSTITUTIONAL GROWTH FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


                        To Be Held on September 17, 2010


To the Shareholders of the Touchstone Mazama Institutional Growth Fund:


      NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of the Touchstone Mazama Institutional Growth Fund of the Touchstone Institutional Funds Trust, will be held at the offices of the Touchstone Institutional Funds Trust, 303 Broadway, Suite 1100, Cincinnati, OH, 45202 on September 17, 2010 at 10:00 a.m. Eastern Time and any adjournments thereof (the "Special Meeting") for the following purpose:


            To consider and act upon an Agreement and Plan of Reorganization (the "Plan") providing for the acquisition of all of the assets of the Touchstone Mazama Institutional Growth Fund (the "Mazama Institutional Fund") by the Touchstone Mazama Growth Fund (the "Mazama Growth Fund"), a new series of the Touchstone Funds Group Trust, in exchange for Institutional shares of the Mazama Growth Fund and the assumption by the Mazama Growth Fund of the liabilities of the Mazama Institutional Fund. The Plan also provides for distribution of shares of the Mazama Growth Fund to shareholders of the Mazama Institutional Fund in liquidation and subsequent termination of the Mazama Institutional Fund.


      The Board of Trustees has fixed the close of business on July 21, 2010 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.


                                            By order of the Board of Trustees

                                            /s/ Jill T. McGruder

                                            Jill T. McGruder
                                            President
                                            Touchstone Institutional Funds Trust


July 27, 2010


SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD. IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

      The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Touchstone Institutional Funds Trust in validating your vote if you fail to sign your proxy card properly.

      1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

      2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

      3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

     REGISTRATION                                   VALID SIGNATURE
     ------------                                   ---------------

     CORPORATE ACCOUNTS
     ------------------

     (1)      ABC Corp                              ABC Corp.

     (2)      ABC Corp                              John Doe, Treasurer

     (3)      ABC Corp.
              c/o John Doe, Treasurer               John Doe

     (4)      ABC Corp. Profit Sharing Plan         John Doe, Trustee

     TRUST ACCOUNTS
     --------------

     (1)      ABC Trust                             Jane B. Doe, Trustee

     (2)      Jane B. Doe, Trustee
              u/t/d 12/28/78                        Jane B. Doe

     CUSTODIAL OR ESTATE ACCOUNTS
     ----------------------------

     (1)      John B. Smith, Cust.
              f/b/o John B. Smith, Jr. UGMA         John B. Smith

     (2)      Estate of John B. Smith               John B. Smith, Jr., Executor

                           PROSPECTUS/PROXY STATEMENT

                    Acquisition of Assets and Liabilities of

                   TOUCHSTONE MAZAMA INSTITUTIONAL GROWTH FUND

                                   a series of

                      TOUCHSTONE INSTITUTIONAL FUNDS TRUST
                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202
                                 (800) 543-0407

                        By and In Exchange For Shares of

                          TOUCHSTONE MAZAMA GROWTH FUND

                                   a series of

                          TOUCHSTONE FUNDS GROUP TRUST
                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202
                                 (800) 543-0407


                                  July 27, 2010

This Prospectus/Proxy Statement is being furnished in connection with the proposed Agreement and Plan of Reorganization (the "Plan") which will be submitted to shareholders of the Touchstone Mazama Institutional Growth Fund ("Mazama Institutional") for consideration at a Special Meeting of Shareholders of Touchstone Institutional Funds Trust to be held on September 17, 2010 at 10:00 a.m. Eastern Time at the offices of the Touchstone Institutional Funds Trust, 303 Broadway, Suite 1100, Cincinnati, OH, 45202, and any adjournments thereof (the "Meeting"). The statement of additional information, dated July 27, 2010, which relates to this Prospectus/Proxy Statement and the Reorganization is available upon oral or written request and without charge by calling (800) 543-0407 or by writing to Touchstone Funds Group Trust at P.O. Box 5354, Cincinnati, OH 45201-5354.


                                     GENERAL

      The Board of Trustees of the Touchstone Institutional Funds Trust has approved the proposed reorganization of Mazama Institutional into the Touchstone Mazama Growth Fund ("Mazama Growth"), a new series of Touchstone Funds Group Trust. Mazama Institutional and Mazama Growth are sometimes referred to in this Prospectus/Proxy Statement individually as a "Fund" and collectively as the "Funds." Touchstone Institutional Funds Trust and Touchstone Funds Group Trust are sometimes referred to in this Prospectus/Proxy Statement individually as a "Trust" and collectively as the "Trusts."

      In the reorganization, all of the assets of Mazama Institutional will be acquired by Mazama Growth in exchange for Institutional shares of Mazama Growth and the assumption by Mazama Growth of all the liabilities of Mazama Institutional (the "Reorganization"). If the Reorganization is approved, shares of Mazama Growth will be distributed to shareholders of Mazama Institutional in liquidation of Mazama Institutional, and Mazama Institutional will be terminated as a series of the Touchstone Institutional Funds Trust. If you own shares of Mazama Institutional, you will receive Institutional shares of Mazama Growth. The number of shares you hold and the total value of your investment will not change as a result of the Reorganization. You will not incur any sales loads or similar transaction charges as a result of the Reorganization. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.

      Mazama Institutional and Institutional shares of Mazama Growth do not charge an initial sales charge, contingent deferred sales charge ("CDSC"), 12b-1 fee or redemption fee.

      Upon completion of the Reorganization you will hold that number of full and fractional shares of Mazama Growth that have an aggregate net asset value equal to the aggregate net asset value of your shares of Mazama Institutional in which you are currently a shareholder.

      The investment objectives of Mazama Institutional and Mazama Growth are identical. Each Fund seeks long-term capital appreciation.

      The investment strategies for Mazama Institutional and Mazama Growth are substantially identical. See "How do the Funds' investment objectives, principal investment strategies and risks compare?"

This Prospectus/Proxy Statement explains concisely the information about Mazama Growth that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning Mazama Institutional and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC") and all of the documents described below are incorporated herein by reference (legally considered to be part of this Prospectus/Proxy Statement):

--------------------------------------------------------------------------------
INFORMATION ABOUT MAZAMA INSTITUTIONAL:
--------------------------------------------------------------------------------

Prospectus of the Touchstone Institutional Funds Trust relating to the Fund dated April 30, 2010

Statement of Additional Information of the Touchstone Institutional Funds Trust relating to the Fund dated April 30, 2010

Annual Report of the Touchstone Institutional Funds Trust relating to the Fund for the year ended December 31, 2009 ("Mazama Institutional Annual Report")

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HOW TO OBTAIN THIS INFORMATION:
--------------------------------------------------------------------------------

Copies are available upon request and without charge if you:

o Write to the Touchstone Institutional Funds Trust at P.O. Box 5354, Cincinnati, OH 45201-5354; or

o     Call (800) 543-0407 toll-free.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INFORMATION ABOUT THE REORGANIZATION AND MAZAMA GROWTH:
--------------------------------------------------------------------------------


Statement of Additional Information dated July 27, 2010, which relates to this Prospectus/Proxy Statement and the Reorganization


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO OBTAIN THIS INFORMATION:
--------------------------------------------------------------------------------
A copy is available upon request and without charge if you:

o Write to the Touchstone Funds Group Trust at P.O. Box 5354, Cincinnati, OH 45201-5354; or

o     Call (800) 543-0407 toll-free.

--------------------------------------------------------------------------------

      You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

      AN INVESTMENT IN MAZAMA GROWTH:

[_]   IS NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK

[_] IS NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY

[_]   IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

[_]   INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF YOUR ORIGINAL
      INVESTMENT

                                TABLE OF CONTENTS
SUMMARY
         Why is the Reorganization being proposed?
         What are the key features of the Reorganization?
         After the Reorganization, what shares of Touchstone will I own?
         How will the Reorganization affect me?
         How do the Trustees recommend that I vote?
         How do the Funds' investment goals and, principal investment strategies compare?
         How do the Funds' investment limitations compare?
         How do the Funds' fees and expenses compare?
         How do the Funds' performance records compare?
         Will I be able to purchase, exchange and redeem shares and receive distributions the same way?
         Who will be the Advisor, Sub-Advisor and Portfolio Manager of my Fund
            after the Reorganization?
         Will Mazama Growth have the same service providers as Mazama
            Institutional?
         What will be the primary federal tax consequences of the
            Reorganization?
RISKS
         Are the risk factors for the Funds similar?
         What are the primary risks of investing in each Fund?
         Are there any other risks of investing in each Fund?
INFORMATION ABOUT THE REORGANIZATION
         Reasons for the Reorganization
         Agreement and Plan of Reorganization
         Description of the Securities to be Issued
         Federal Income Tax Consequences
         Pro-forma Capitalization
         Distribution of Shares
         Purchase and Redemption Procedures
         Exchange Privileges
         Dividend Policy
INFORMATION ON SHAREHOLDERS' RIGHTS
         Form of Organization
         Capitalization
         Shareholder Liability
         Shareholder Meetings and Voting Rights
         Liquidation
         Liability and Indemnification of Trustees
VOTING INFORMATION CONCERNING THE MEETING
         Shareholder Information
         Control Persons and Principal Holders of Securities
FINANCIAL STATEMENTS AND EXPERTS
LEGAL MATTERS
ADDITIONAL INFORMATION
OTHER BUSINESS
EXHIBIT A Form of Agreement and Plan of Reorganization

                                     SUMMARY

      This section summarizes the primary features and consequences of the Reorganization. It may not contain all of the information that is important to you. To understand the Reorganization, you should read this entire Prospectus/Proxy Statement and the exhibits.

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information relating to both Funds and a form of the Agreement and Plan of Reorganization, which is attached to this Prospectus/Proxy Statement as Exhibit A.

      WHY IS THE REORGANIZATION BEING PROPOSED?


      The Reorganization will combine two series with identical investment objectives into one. The Reorganization is being proposed in order to achieve operating efficiencies and to provide the opportunity for a more efficient investment management process. Furthermore, the current unified fee structure of Mazama Institutional does not allow Touchstone Advisors, Inc. to realize a reasonable economic profit from its efforts in serving as investment advisor to Mazama Institutional at the current asset level of the Fund. The elimination of the unified fee structure will result in higher gross expenses after the Reorganization. Mazama Growth will offer four classes of shares including retail classes of shares. The Reorganization may benefit you by achieving operating efficiencies by broadening the Fund's distribution and therefore its asset growth potential which, if realized, may provide greater economies of scale. The Reorganization would make it economically practicable for Touchstone Advisors, Inc. to continue to serve as investment advisor to the shareholders of Mazama Institutional. The Trustees believe that the Reorganization is in the best interests of Mazama Institutional's shareholders.


      WHAT ARE THE KEY FEATURES OF THE REORGANIZATION?

      The Plan sets forth the key features of the Reorganization. A description of the Reorganization is set out in the Plan, a form of which is attached as Exhibit A. The Plan generally provides for the following:

      [_] the transfer of all of the assets of Mazama Institutional to Mazama Growth in exchange for shares of Mazama Growth;

      [_] the assumption by Mazama Growth of all of the liabilities of Mazama Institutional;

      [_] the liquidation of Mazama Institutional subsequent to the distribution of shares of Mazama Growth to Mazama Institutional's shareholders; and

      [_] the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.


      The Reorganization is expected to be completed on or about September 24, 2010.

      AFTER THE REORGANIZATION, WHAT SHARES OF TOUCHSTONE WILL I OWN?

      If you own shares of Mazama Institutional, you will own Institutional shares of Mazama Growth. The new shares you receive will have the same total value as your shares of Mazama Institutional as of the close of business on the day immediately prior to the Reorganization.

      HOW WILL THE REORGANIZATION AFFECT ME?

      It is anticipated that the Reorganization will affect you as follows:

      [_] OPERATING EFFICIENCIES: Upon completion of the Reorganization, Mazama Growth may achieve operating efficiencies because it expects to achieve a greater level of assets through distribution and sales channels for the Fund.

      [_] RISKS: Upon completion of the Reorganization, you will be subject to the risks of investing in Mazama Growth. Mazama Growth and Mazama Institutional have identical risks. For more information, see "Risks."


      |_| GROSS EXPENSES: As a result of eliminating the unified fee structure the gross expenses of Mazama Growth are higher than those of Mazama Institutional. However, Touchstone Funds Group Trust and Touchstone Advisors, Inc. have entered into an expense limitation agreement whereby Mazama Growth's total operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) will be contractually limited until at least January 27, 2014 and will not exceed 0.98%.


      After the Reorganization, Mazama Growth will succeed to the financial history and the historical performance of Mazama Institutional. Neither the Funds nor the shareholders will bear any costs of the Meeting, this proxy solicitation or any adjourned session. All of the costs of the Reorganization will be paid by Touchstone Advisors, Inc. and Mazama Capital Management, Inc. Such costs, including costs of the Meeting and printing costs as well as proxy solicitation costs, will be approximately $1,000.

      Like Mazama Institutional, Mazama Growth will pay dividends from net investment income quarterly and will distribute net realized capital gains, if any, at least annually. You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify Mazama Growth in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the written notice is received.

      THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION.

      HOW DO THE TRUSTEES RECOMMEND THAT I VOTE?

      The Trustees of the Touchstone Institutional Funds Trust, including the Trustees who are not "interested persons" (the "Disinterested Trustees"), as such term is defined in the 1940 Act, have concluded that the Reorganization would be in the best interest of the shareholders of Mazama Institutional and that their interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of shareholders of Mazama Institutional.

      The Trustees of Touchstone Funds Group Trust have also approved the Plan on behalf of Mazama Growth.

      HOW DO THE FUNDS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT STRATEGIES COMPARE?

      Because Mazama Growth is a new Fund organized specifically to receive all the assets and carry on the business of Mazama Institutional, the investment objective of Mazama Growth is identical to that of Mazama Institutional, and the investment strategies of each Fund are substantially identical. The investment goal of each Fund is to seek long-term capital appreciation. The investment goal of Mazama Institutional is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. Each Fund will give shareholders 30 days' prior notice of any change in the Fund's investment objectives.

      The following discussion compares the principal investment strategies of Mazama Institutional and Mazama Growth.

      Each Fund seeks to achieve its objective by investing primarily in common stocks of companies with market capitalizations found within the Russell Midcap Growth Index and that the Funds' Sub-Advisor, Mazama Capital Management, Inc. ("Mazama"), believes possess superior growth characteristics. Mazama Institutional classifies this policy as non-fundamental and can change this policy upon 60 days' prior notice to shareholders. Mazama Growth has not adopted a similar notice requirement. For each Fund, Mazama utilizes a proprietary price performance model to assist it in identifying growth companies it believes are undervalued relative to their management quality and earnings potential, including growth companies offered as part of an initial public offering ("IPO") of company stock. For each Fund, Mazama usually sells a security when it concludes that a company's fundamentals have deteriorated or when a company is no longer an attractive investment according to Mazama's proprietary price performance model.

      Under normal circumstances, each Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations found within the Russell Midcap Growth Index (between $829 million and $12 billion at the time of its most recent reconstitution on May 31, 2009) at the time of purchase. The market capitalization range and composition of the Russell Midcap Growth Index are subject to change.

      The Funds may depart from their principal investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Fund is unable to identify attractive investment opportunities. During these times, the Funds may not achieve their investment goal.

      The Funds have other investment policies, practices and restrictions, which are discussed in Mazama Institutional's Prospectus and Statement of Additional Information, the "Additional Information" section below with respect to Mazama Growth and the Statement of Additional Information relating to this Prospectus/Proxy Statement.

      Because the Funds have identical investment objectives and substantially identical investment strategies, it is not anticipated that the securities held by Mazama Institutional will be sold in order to comply with the policies and investment practices of Mazama Growth in connection with the Reorganization.

      HOW DO THE FUNDS' INVESTMENT LIMITATIONS COMPARE?

      The investment limitations of Mazama Growth are substantially similar to the investment limitations of Mazama Institutional. A fundamental investment limitation cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less. The following table compares the fundamental investment limitations of Mazama Growth and Mazama Institutional.

------------------------------------------------------------------------------
                               MAZAMA GROWTH           MAZAMA INSTITUTIONAL
------------------------------------------------------------------------------
DIVERSIFICATION         The Fund may not purchase    The Fund may not
                        securities of an issuer      purchase securities of
                        that would cause the Fund    an issuer that would
                        to fail to satisfy the       cause the Fund to fail
                        diversification              to satisfy the
                        requirement for a            diversification
                        diversified management       requirement for a
                        company under the 1940       diversified management
                        Act, the rules or            company under the 1940
                        regulations thereunder or    Act, the rules or
                        any exemption therefrom,     regulations thereunder
                        as such statute, rules or    or any exemption
                        regulations may be amended   therefrom, as such
                        or interpreted from time     statute, rules or
                        to time.                     regulations may be
                                                     amended or interpreted
                                                     from time to time.
------------------------------------------------------------------------------
BORROWING MONEY         The Fund may not engage in   The Fund may not borrow
                        borrowing except as          money except from banks
                        permitted by the             and then in an amount
                        Investment Company Act of    which does not exceed
                        1940, any rule, regulation   33 1/3% of the value of
                        or order under the Act or    its total assets
                        any SEC staff                (including the amount
                        interpretation of the Act.   borrowed) less the
                                                     Fund's liabilities
                                                     (other than
                                                     borrowings), except
                                                     that the Fund may
                                                     borrow up to an
                                                     additional 5% of its
                                                     total assets (not
                                                     including the amount
                                                     borrowed) from a bank
                                                     for temporary or
                                                     emergency purposes.
------------------------------------------------------------------------------
UNDERWRITING            The Fund may not             The Fund may not
                        underwrite securities        underwrite securities
                        issued by other persons,     of other issuers,
                        except to the extent that,   except insofar as the
                        in connection with the       Fund may be deemed an
                        sale or disposition of       underwriter under the
                        portfolio securities, the    Securities Act of 1933,
                        Fund may be deemed to be     as amended, in
                        an underwriter under         connection with the
                        certain federal securities   disposition of its fund
                        laws or in connection with   securities.
                        investments in other
                        investment companies.
------------------------------------------------------------------------------
LOANS                   The Fund may not make        The Fund may not make
                        loans to other persons       loans of money or
                        except that the Fund may     securities to other
                        (1) engage in repurchase     persons, except through
                        agreements, (2) lend         purchasing fixed income
                        portfolio securities, (3)    securities, lending
                        purchase debt securities,    fund securities or
                        (4) purchase commercial      entering into
                        paper, and (5) enter into    repurchase agreements
                        any other lending            in a manner consistent
                        arrangement permitted by     with the Fund's
                        the Investment Company Act   investment policies.
                        of 1940, any rule,
                        regulation or order under
                        the Act or any SEC staff
                        interpretation of the Act.

------------------------------------------------------------------------------
REAL ESTATE             The Fund may not purchase    The Fund may not
                        or sell real estate except   purchase or sell real
                        that the Fund may (1) hold   estate or interests
                        and sell real estate         therein, except that it
                        acquired as a result of      may invest in
                        the Fund's ownership of      securities of issuers
                        securities or other          engaged in the real
                        instruments (2) purchase     estate industry and may
                        or sell securities or        invest in securities
                        other instruments backed     secured by real estate
                        by real estate or            or interests therein.
                        interests in real estate
                        and (3) purchase or sell
                        securities of entities or
                        investment vehicles,
                        including real estate
                        investment trusts that
                        invest, deal or otherwise
                        engage in transactions in
                        real estate or interests
                        in real estate.
------------------------------------------------------------------------------
COMMODITIES             The Fund may not purchase    The Fund may not
                        or sell physical             purchase or sell
                        commodities except that      physical commodities or
                        the Fund may (1) hold and    commodity contracts,
                        sell physical commodities    except that each Fund
                        acquired as a result of      may purchase
                        the Fund's ownership of      commodities contracts
                        securities or other          relating to financial
                        instruments, (2) purchase    instruments, such as
                        or sell securities or        financial futures
                        other instruments backed     contracts and options
                        by physical commodities,     on such contracts.
                        (3) purchase or sell
                        options, and (4) purchase
                        or sell futures contracts.
------------------------------------------------------------------------------
CONCENTRATION OF        The Fund may not purchase    The Fund may not invest
INVESTMENTS             the securities of an         25% or more of the
                        issuer (other than           value of its total
                        securities issued or         assets in the
                        guaranteed by the United     securities (other than
                        States Government, its       U.S. government
                        agencies or its              securities) of issuers
                        instrumentalities) if, as    engaged in any single
                        a result, more than 25% of   industry or group of
                        the Fund's total assets      industries.
                        would be invested in the
                        securities of companies in
                        the same industry or group
                        of industries.
------------------------------------------------------------------------------
SENIOR SECURITIES       The Fund may not issue       The Fund may not issue
                        senior securities except     senior securities.
                        as permitted by the
                        Investment Company Act of
                        1940, any rule, regulation
                        or order under the Act or
                        any SEC staff
                        interpretation of the Act.
------------------------------------------------------------------------------

      In addition to the fundamental limitations listed above, Mazama Institutional has adopted the following non-fundamental investment limitations, which may be changed by the Touchstone Institutional Funds Trust's Board of Trustees without shareholder approval. Mazama Institutional may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings (not to exceed 33 1/3% of a Fund's assets) permitted by the Fund's fundamental limitation on borrowing, as described above.

2.    Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box."

4. Invest its assets in securities of any investment company, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act").

5.    Invest 15% or more of its net assets in illiquid securities.

6. Make investments in securities when outstanding borrowings exceed 5% of the Fund's total assets.

      HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?

      After the Reorganization, shares of Mazama Institutional will be exchanged for Institutional shares of Mazama Growth.

      The following tables show the various fees and expenses that you may pay for buying, holding and redeeming shares of Mazama Institutional and Mazama Growth (Pro Forma). The amounts for the shares of Mazama Institutional set forth in the following table and in the examples are based on the expenses for the fiscal year ended December 31, 2009. Mazama Growth is newly organized and has not commenced operations to date. The amounts for shares of Mazama Growth (Pro Forma) set forth in the following table and in the examples are based on what the estimated expenses of Mazama Growth will be for the fiscal year ending September 30, 2010, assuming the Reorganization had taken place as of that date.

------------------------------------------------------------------------------------------


                                                            MAZAMA          MAZAMA GROWTH
                                                        INSTITUTIONAL        (PRO FORMA)
------------------------------------------------------------------------------------------
Wire Redemption Fee                                        None(1)              None
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Management Fees                                             0.95%               0.95%
------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    None               None
------------------------------------------------------------------------------------------
Other Expenses                                              0.03%             0.43%(2)
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                       0.98%(3)             1.38%
------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                      N/A              0.40%(4)
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee Waiver        N/A                0.98%
and/or Expense Reimbursement
------------------------------------------------------------------------------------------

1     A fee may be imposed for wire transfers of redemption proceeds.

2 "Other Expenses" are based on estimated amounts for the current fiscal year.

3 Touchstone Advisors and Touchstone Institutional Funds Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.98%. This expense limitation will remain in effect until at least April 29, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders.

4 Touchstone Advisors and Touchstone Funds Group Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.98% for Institutional shares. This expense limitation will remain in effect until at least January 27, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders.

      The table below shows an example of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in Mazama Institutional versus Mazama Growth (Pro Forma), assuming the Reorganization is completed. The example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period, that the Funds' operating expenses remain the same, that you reinvest all of your dividends and that the contractual expense limitation agreement of Mazama Growth remains in effect until January 27, 2014. The example is for illustration only, and your actual costs may be higher or lower.

----------------------------------------------------------------------------
EXAMPLE OF FUND EXPENSES         1 YEAR     3 YEARS      5 YEARS    10 YEARS
----------------------------------------------------------------------------
Mazama Institutional              $100        $312         $542      $1,201
----------------------------------------------------------------------------
Mazama Growth - (Pro Forma)       $100        $312         $634      $1,547
----------------------------------------------------------------------------

      PORTFOLIO TURNOVER: Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds' performance. During the most recent fiscal year, Mazama Institutional's portfolio turnover rate was 124% of the average value of its portfolio. Mazama Growth's portfolio turnover rate for the next fiscal year is not expected to be substantially different than the turnover rate for the previous year given the continuity of management.

      HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

      The following chart shows the past performance of Mazama Institutional. Past performance before and after taxes is not an indication of future results. Mazama Growth is newly formed and has no operational history. Consequently, it does not have an investment performance record. After the Reorganization, Mazama Growth, as the successor to Mazama Institutional, will assume and publish the investment performance record of Mazama Institutional.

      MAZAMA INSTITUTIONAL TOTAL RETURN AS OF DECEMBER 31

      The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (before taxes) and by showing how the Fund's average annual total returns for 1 Year and Since Inception (before and after taxes) compare with the Russell Midcap Growth Index. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

[bar chart]

2009    59.89%

      ----------------------------------------------
      Best Quarter        2nd Quarter 2009:   30.54%
      ----------------------------------------------
      Worst Quarter       1st  Quarter 2009:  -6.67%
      ----------------------------------------------

      After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

         AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDED 12/31/2009)
----------------------------------------------------------------------------------------
                                                                         SINCE INCEPTION
MAZAMA INSTITUTIONAL                                            1 YEAR     (01/30/08)
----------------------------------------------------------------------------------------
Return Before Taxes                                             59.89%       -5.71%
----------------------------------------------------------------------------------------
Return After Taxes on Distributions                             59.88%       -5.80%
----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares     38.94%       -4.88%
----------------------------------------------------------------------------------------
Russell Midcap Growth Index                                     46.29%       -5.79%
----------------------------------------------------------------------------------------

      Important information about Mazama Institutional's performance is also contained in the management discussion section of the Touchstone Institutional Funds Trust's most recent Annual Report.

      WILL I BE ABLE TO PURCHASE AND REDEEM SHARES AND RECEIVE DISTRIBUTIONS THE SAME WAY?

      Mazama Growth shares are sold in a continuous offering and are offered to the public, and may be purchased through securities dealers or directly from Touchstone's underwriter, Touchstone Securities, Inc. In the proposed Reorganization, Mazama Institutional shareholders will receive Institutional shares of Mazama Growth and will be able to purchase and redeem shares and receive distributions the same way. Both Mazama Institutional and Institutional Shares of Mazama Growth require a minimum initial investment of $500,000.

      WHO WILL BE THE ADVISOR, SUB-ADVISOR AND PORTFOLIO MANAGER OF MY FUND AFTER THE REORGANIZATION? WHAT WILL THE ADVISORY FEES BE AFTER THE REORGANIZATION?

      The Advisor, Sub-Advisor and Portfolio Managers of Mazama Growth will not change as a result of the Reorganization. Also, Mazama Growth's advisory fee and net expenses will not increase as a result of the Reorganization.

      Management of the Funds

      The overall management of each Fund is the responsibility of, and is supervised by, the Board of Trustees of each of their respective Trusts.

      Advisor

      Touchstone Advisors, Inc. is the investment advisor of both Funds. Pursuant to an Investment Advisory Agreement with the Touchstone Funds Group Trust and a Management Agreement with Touchstone Institutional Funds Trust, Touchstone Advisors, Inc. selects each Fund's sub-advisor, subject to approval by the Board of Trustees. Touchstone Advisors, Inc. pays the fees to each sub-advisor and monitors each sub-advisor's investment program. Touchstone Advisors, Inc. is a wholly owned subsidiary Western - Southern Mutual Holding Company ("Western-Southern").

      Facts about Touchstone Advisors, Inc.:

      --------------------------------------------------------------------------


      [_] As of June 30, 2010, Touchstone Advisors, Inc. had assets under management of approximately $5.3 billion.


      [_] Touchstone Advisors, Inc. is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

      --------------------------------------------------------------------------

      For Mazama Growth, Touchstone Advisors, Inc. has received an order from the SEC that permits it, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Mazama Growth must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with Touchstone Funds Group Trust or Touchstone Advisors, Inc. other than by reason of serving as a sub-advisor to one or more funds.

      Sub-Advisor

      Mazama Capital Management, Inc. is the sub-advisor of both Funds. Pursuant to Sub-Advisory Agreements with Touchstone Advisors, Inc., Mazama Capital Management, Inc. continuously furnishes an investment program for the Funds, makes the day-to-day investment decisions on behalf of Touchstone and arranges the execution of Fund transactions.

      Portfolio Management

      The Funds have the same portfolio managers as follows:

      RONALD A. SAUER, CEO, Chief Investment Officer and Senior Portfolio Manager, is the founder of Mazama Capital Management, Inc. and has been its Chief Executive Officer and Senior Portfolio Manager since the founding of the firm in 1997. Prior to founding the firm, he was the President and Director of Research for Black and Company, Inc., which he joined in 1983. Mr. Sauer has overall responsibility for the management of the investment team, oversees the portfolio construction process, conducts research and participates in the security selection process for the Funds.

      GRETCHEN NOVAK, CFA, Portfolio Manager and Sector Portfolio Manager, joined Mazama Capital Management, Inc. in 1999. Prior to joining the firm, she was an Equity Analyst with Cramer Rosenthal McGlynn, LLC in New York. Ms. Novak is responsible for researching small & mid cap growth consumer discretionary and consumer staple companies and she participates in the security selection process for the Funds.

      JOEL RUBENSTEIN, Associate Portfolio Manager, joined Mazama Capital Management, Inc. in 2003. He serves as an Associate Portfolio Manager, supporting the overall management of the Funds. He has worked as an equity research analyst for Mazama Capital Management, Inc. since 2003. Prior to joining Mazama Capital Management, Inc., he was employed by Banc of America Securities for two years as a senior equity research associate in the technology group. He also spent three years as a senior research analyst at Analysis Group, a leading provider of economic and business strategy consulting services.

      Advisory Fees

      For its management and supervision of the daily business affairs of Mazama Institutional, Touchstone Advisors, Inc., receives a unified, monthly fee at the annual rate of 0.95% of Mazama Institutional's average daily net assets. Under the unified fee arrangement, Touchstone Advisors, Inc. is responsible for compensating any third party engaged by Touchstone Advisors, Inc. to provide services under its supervision, including sub-advisors, sub-administrators, transfer and dividend disbursing agents, and custodians. Touchstone Advisors, Inc. is also responsible for fees of the independent Trustees, the independent registered public accounting firm and legal counsel. The unified fee arrangement does not include the costs of any interest, taxes, dues, fees and other charges of governments and their agencies including the costs of qualifying shares for sale in any jurisdiction, or brokerage or other transaction costs. In addition, the unified fee does not include legal and audit fees and other costs in contemplation of or arising out of litigation or administrative actions to which the Fund, its officers or Trustees are a party or incurred in anticipation of becoming a party. Out of this fee, Touchstone Advisors, Inc. pays Mazama Capital Management, Inc. a sub-advisory fee for its services for Mazama Institutional.

      This fee arrangement causes Touchstone Advisors, Inc. to incur losses due to the expenses incurred in performing its services for Mazama Institutional. In order to address the adverse economics associated with the investment advisory fee payable to Touchstone Advisors, Inc. under the terms of the current Agreement, to allow Touchstone Advisors, Inc. to realize a reasonable economic profit from its efforts in serving as investment advisor to the Fund, and to maintain what the Board believes to be value added to shareholders through the Mazama investment sub-advisory relationship, Mazama Growth is not be subject to a unified fee structure.

      For its management and supervision of the daily business affairs of Mazama Growth, Touchstone Advisors, Inc. receives a monthly fee at the annual rate of 0.95% of Mazama Growth's average daily net assets. Mazama Growth is not subject to the same unified fee as Mazama Institutional. Out of this fee, Touchstone Advisors, Inc. pays Mazama Capital Management, Inc. a sub-advisory fee for its services for Mazama Growth. Touchstone Advisors, Inc. also receives a monthly administration fee at the annual rate of 0.20% of Mazama Growth's average daily net assets. Because Mazama Growth is not subject to the unified fee, it is expected that Mazama Growth will have a higher total expense ratio than Mazama Institutional. However, as discussed below, Mazama Growth is subject to an expense limitation agreement such that its net expense ratio will not exceed that of Mazama Institutional for the term of the agreement.

      Touchstone Institutional Funds Trust and Touchstone Advisors, Inc. have entered into an expense limitation agreement whereby Mazama Institutional's total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, and other extraordinary expenses not incurred in the ordinary course of Touchstone's business) will be contractually limited until at least April 29, 2011 and will not exceed 0.98%.


      Touchstone Funds Group Trust and Touchstone Advisors, Inc. have entered into an expense limitation agreement whereby Mazama Growth's total operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) will be contractually limited until at least January 27, 2014 and will not exceed 0.98%.


      Sub-Advisory Fees

      For both Funds, Touchstone Advisors, Inc. pays sub-advisory fees to Mazama from its advisory fee.

      WILL MAZAMA GROWTH HAVE THE SAME SERVICE PROVIDERS AS MAZAMA
INSTITUTIONAL?

      Touchstone Funds Group Trust and Touchstone Institutional Trust have the same service providers. Upon completion of the Reorganization, Touchstone Funds Group Trust will continue to engage its existing service providers.

      WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE REORGANIZATION?

      Prior to or at the completion of the Reorganization, Mazama Growth and Mazama Institutional will have each received an opinion from the law firm of Pepper Hamilton LLP that the Reorganization intends to qualify as a tax-free reorganization within the meaning of section 368(a) of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, it is believed that no gain or loss generally will be recognized by Mazama Institutional or Mazama Growth or their respective shareholders (see "Information About the Reorganization-Federal Income Tax Consequences").

                                      RISKS

      ARE THE RISK FACTORS FOR THE FUNDS SIMILAR?

      The risks of investing in Mazama Institutional and Mazama Growth are the same. The risks of each Fund are described in greater detail in Mazama Institutional's Prospectus and in the "Additonal Information" section of this Prospectus/Proxy statement relating to Mazama Growth.

      WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH FUND?

      An investment in each Fund is subject to certain risks. There is no assurance that the investment performance of either Mazama Institutional or Mazama Growth will be positive or that the Funds will meet their investment objectives. You could lose money on your investment in the Funds and the Funds could also return less than other investments. The following discussions highlight the primary risks associated with an investment in each of the Funds.

      EACH FUND IS SUBJECT TO MARKET AND EQUITY SECURITIES RISK.

      Since it purchases common stocks, each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

      EACH FUND IS SUBJECT TO MID CAP COMPANIES RISK.

      Each Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium cap company stocks may be more volatile than stocks of larger companies.

      EACH FUND IS SUBJECT TO GROWTH COMPANIES RISK.

      A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns.

      EACH FUND IS SUBJECT TO INITIAL PUBLIC OFFERINGS RISK.

      IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price). When the Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of investments in IPOs on the Fund's performance probably will decline, which could reduce performance.

      EACH FUND IS SUBJECT TO MANAGER OF MANAGERS RISK.

      Because the Funds engage a sub-advisor to make investment decisions on behalf of the Fund, there is a risk that Touchstone Advisors, Inc. may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

      EACH FUND IS SUBJECT TO MARKET CAPITALIZATION RISK.

      Each Fund specifies in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for the Fund at the time of purchase later falls outside the range, which is most likely to happen because of market fluctuation, the Fund may continue to hold the security if, in the sub-advisor's judgment, the security remains otherwise consistent with the Fund's investment goal and strategies. However, this change could affect the Fund's flexibility in making new investments.

      EACH FUND IS SUBJECT TO PORTFOLIO TURNOVER RISK.

      Each Fund may sell its securities, regardless of the length of time that they have been held, if the Advisor and/or the sub-advisor determines that it would be in the Fund's best interest to do so. These transactions will increase the Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

      ARE THERE ANY OTHER RISKS OF INVESTING IN EACH FUND?

      No

                      INFORMATION ABOUT THE REORGANIZATION

      REASONS FOR THE REORGANIZATION

      The Reorganization will combine two Funds with substantially identical investment objectives into one and may result in operating efficiencies. Upon completion of the Reorganization, Mazama Growth may achieve operating efficiencies because it will seek to achieve a greater level of assets through distribution and sales channels for the Fund. This may result in lower expenses through greater economies of scale. The Reorganization would make it economically practicable for Touchstone Advisors, Inc. to continue to serve as investment advisor to the shareholders of Mazama Institutional.

      At a regular meeting held on February 18, 2010 and May 19, 2010, all of the Trustees of the Touchstone Institutional Funds Trust, including the Disinterested Trustees, considered and approved the Reorganization; they determined that the Reorganization was in the best interests of shareholders of Mazama Institutional and that the interests of existing shareholders of Mazama Institutional will not be diluted as a result of the transactions contemplated by the Reorganization.

      Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Touchstone Institutional Funds Trust, and reviewed various factors about the Funds and the proposed Reorganization.

      In addition, the Trustees considered, among other things:

      [_]   the terms and conditions of the Reorganization;

      [_] the fact that the Reorganization would not result in the dilution of shareholders' interests;

      [_] the expense ratios, fees and expenses of Mazama Institutional and the anticipated expense ratios, fees and expenses of Mazama Growth;

      [_] the fact that Touchstone Advisors, Inc. has contractually agreed to limit the total annual operating expenses of Mazama Growth until at least January 27, 2014;

      [_] the fact that both Funds have identical investment objectives and policies;

      [_] the investment personnel, expertise and resources of Touchstone Advisors, Inc.;

      [_] the fact that the Reorganization will provide continuity of money management for shareholders because the sub-advisor for Mazama Growth is the same sub-advisor for Mazama Institutional;

      [_] the fact that Touchstone Advisors, Inc. and Mazama Capital Management, Inc. will bear the expenses incurred by Mazama Institutional and Mazama Growth in connection with the Reorganization;

      [_] the potential benefits to shareholders, including operating efficiencies, which may be achieved from the Reorganization;

      [_] the fact that Mazama Growth will assume all of the liabilities of Mazama Institutional;

      [_] the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes;

      [_] the fact that without the Reorganization, Mazama Institutional may be liquidated because the current unified fee structure of Mazama Institutional does not allow Touchstone Advisors, Inc. to realize a reasonable economic profit from its efforts in serving as investment advisor to Mazama Institutional at the current asset level of the Fund; and

      [_] alternatives available to shareholders of Mazama Institutional, including the ability to redeem their shares.

      During their consideration of the Reorganization, the Disinterested Trustees of the Touchstone Institutional Funds Trust discussed with counsel the legal issues involved.

      After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Touchstone Institutional Funds Trust concluded that the proposed Reorganization would be in the best interests of Mazama Institutional and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of Mazama Institutional for approval.

      The Board concluded that these benefits were more favorable for shareholders than the alternative of liquidating Mazama Institutional as Touchstone Advisors, Inc. indicated it might have to do.

      The Trustees of Touchstone Funds Group Trust similarly found that participation in the Reorganization is in the best interests of Mazama Growth and that the interests of Mazama Growth will not be diluted as a result of the Reorganization.

      AGREEMENT AND PLAN OF REORGANIZATION

      The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).


      The Plan provides that all of the assets of Mazama Institutional will be acquired by Mazama Growth in exchange for Institutional shares of Mazama Growth and the assumption by Mazama Growth of all of the liabilities of Mazama Institutional immediately prior to the opening of business on September 24, 2010 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Mazama Institutional will endeavor to discharge all of its known liabilities and obligations. Mazama Institutional will prepare an unaudited statement of its assets and liabilities as of the close of regular trading on the NYSE, typically 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Date").


      At or prior to the Valuation Time, for tax reasons, Mazama Institutional will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

      The number of full and fractional shares of Mazama Growth to be received by the shareholders of Mazama Institutional will be determined by multiplying the number of outstanding full and fractional shares of Mazama Institutional by a factor which shall be computed by dividing the net asset value per share of Mazama Institutional by the net asset value per share of Mazama Growth. These computations will take place as of the Valuation Date. For Mazama Institutional, the net asset value per share will be determined by dividing assets, less liabilities, by the total number of outstanding shares.

      JPMorgan Chase Bank, N.A, the accounting agent for Mazama Institutional, will compute the value of Mazama Institutional's portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in Touchstone Funds Group Trust's Declaration of Trust, the Prospectus and Statement of Additional Information relating to Mazama Growth or such other valuation procedures as shall be mutually agreed upon by the parties.

      As soon after the Closing Date as conveniently practicable, Mazama Institutional will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Mazama Growth received by Mazama Institutional. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Mazama Institutional's shareholders on Mazama Growth's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Mazama Growth due to Mazama Institutional's shareholders. All issued and outstanding shares of Mazama Institutional will be canceled. Shares of Mazama Growth to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Mazama Institutional will be liquidated.

      The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Mazama Institutional's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval by Mazama Institutional's shareholders, the Plan may be terminated (a) by the mutual agreement of Mazama Institutional and Mazama Growth; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date, if not cured within 30 days, or (2) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

      Whether or not the Reorganization is consummated, Touchstone Advisors, Inc. and Mazama Capital Management, Inc. will pay the expenses incurred by Mazama Institutional and Mazama Growth in connection with the Reorganization (including the cost of proxy solicitation).

      If Mazama Institutional's shareholders do not approve the Reorganization, the Trustees will consider other possible courses of action that may be in the best interests of shareholders.

      DESCRIPTION OF THE SECURITIES TO BE ISSUED

      Shareholders of Mazama Institutional as of the Closing Date will receive full and/or fractional Mazama Growth shares in accordance with the procedures provided for in the Plan, as described above. Mazama Growth shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued.

      FEDERAL INCOME TAX CONSEQUENCES

      The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, Mazama Growth and Mazama Institutional will have each received an opinion from Pepper Hamilton LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Funds, for federal income tax purposes, upon consummation of the Reorganization:

            (a) The transfer of all of Mazama Institutional assets in exchange solely for Mazama Growth Shares and the assumption by Mazama Growth of the liabilities of Mazama Institutional followed by the distribution of Mazama Growth Shares to Mazama Institutional Shareholders in dissolution and liquidation of Mazama Institutional will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and Mazama Growth and Mazama Institutional will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.

            (b) No gain or loss will be recognized by Mazama Growth upon the receipt of the assets of Mazama Institutional solely in exchange for Mazama Growth Shares and the assumption by Mazama Growth of the liabilities of Mazama Institutional.

            (c) No gain or loss will be recognized by Mazama Institutional upon the transfer of Mazama Institutional assets to Mazama Growth in exchange for Mazama Growth Shares and the assumption by Mazama Growth of the liabilities of Mazama Institutional or upon the distribution (whether actual or constructive) of Mazama Growth Shares to Selling Fund Shareholders in exchange for their shares of Mazama Institutional.

            (d) No gain or loss will be recognized by Mazama Institutional Shareholders upon the exchange of their Mazama Institutional shares for Mazama Growth Shares in liquidation of Mazama Institutional.

            (e) The aggregate tax basis for Mazama Growth Shares received by each Mazama Institutional shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of Mazama Institutional shares held by such shareholder immediately prior to the Closing, and the holding period of Mazama Growth Shares received by each Mazama Institutional shareholder will include the period during which Mazama Institutional shares exchanged therefore were held by such shareholder (provided Mazama Institutional shares were held as capital assets on the date of the Closing).

            (f) The tax basis of Mazama Institutional assets acquired by Mazama Growth will be the same as the tax basis of such assets to Mazama Institutional immediately prior to the Closing, and the holding period of the assets of Mazama Institutional in the hands of Mazama Growth will include the period during which those assets were held by Mazama Institutional.

      Pepper Hamilton will express no opinion as to (1) any federal income tax consequences of the Reorganization except as expressly set forth above, (2) any tax consequences of any other transaction except those consummated in accordance with the Reorganization Agreement, (3) the tax consequences with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination thereof) under a mark-to-market system of accounting, (4) the tax consequences with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, and (5) any foreign, state or local tax consequences of the Reorganization.

      Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and Mazama Institutional and Mazama Growth will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything in the Plan to the contrary, neither Mazama Growth nor Mazama Institutional may waive the conditions set forth above.

      DISTRIBUTION OF SHARES

      Touchstone Securities, Inc. is the principal underwriter of the Funds, as such, the exclusive agent for distribution of the Funds' shares. Shares of the Mazama Institutional are, and shares of Mazama Growth will be, sold in a continuous offering directly through Touchstone Securities, Inc., through financial advisors and financial intermediaries or through processing organizations. Touchstone Securities, Inc. allows concessions to dealers who sell shares of the Funds. Touchstone Securities, Inc. receives that portion of the sales charge that is not reallowed to dealers and retains the entire sales charge on all direct investments and accounts with no designated dealer of record. Touchstone Securities, Inc. is a wholly owned subsidiary of Western-Southern.

      PURCHASE AND REDEMPTION PROCEDURES

      The minimum initial purchase requirement for both Mazama Institutional and Institutional Shares of Mazama Growth is $500,000. The minimum for subsequent purchases of Mazama Institutional and Institutional Shares of Mazama Growth is $0. The Funds provide for telephone, mail or wire redemption of shares at net asset value as next determined after receipt of a redemption request on each day the NYSE is open for trading. For more information, see the "Additional Information" section of this Prospectus/Proxy statement relating to Mazama Growth and see "Investing with Touchstone" in Mazama Institutional's Prospectus.

      DIVIDEND POLICY

      The Funds intends to distribute their net investment income quarterly. The Funds distribute their net realized gains, if any, at least annually to shareholders of record on the dividend record date. Dividends and distributions are reinvested in additional shares of the respective Fund, or paid in cash, as a shareholder has elected. Additional information concerning dividends and distributions is contained in Mazama Institutional's Prospectus and in the "Additional Information" section of this Prospectus/Proxy statement relating to Mazama Growth.

      After the Reorganization, shareholders will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify Mazama Growth in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the written notice is received.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

      FORM OF ORGANIZATION

      Both the Touchstone Institutional Funds Trust and Touchstone Funds Group Trust are open-end management investment companies registered with the SEC under the 1940 Act that continuously offer shares to the public. Each Trust is organized as a Delaware statutory trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law.

      CAPITALIZATION

      The beneficial interests in the Touchstone Institutional Funds Trust and Touchstone Funds Group Trust are represented by an unlimited number of transferable shares of beneficial interest ($0.01 par value per share for each Trust) of one or more series. The Declaration of Trust of each of the Trusts permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

      Shares of Mazama Institutional are offered in only one class and represent an equal proportionate interest in the Fund. Mazama Growth offers four classes of shares: Class A, Class C, Class Y and Institutional. Shares of the classes represent an equal proportionate interest in the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees.

      Shareholders of each Fund vote separately, by Fund, as to matters that affect only their particular Fund, such as changes in fundamental investment restrictions, approval of or amendments to investment advisory agreements or proposed mergers.

      SHAREHOLDER LIABILITY

      Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that a Trust or a shareholder is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against that risk, each Trust's Declaration of Trust states that neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust has any power to bind personally any shareholder nor to call upon any shareholder for payment of any sum of money or assessment whatsoever other than such as the shareholder may personally agree to pay. If any shareholder (or former shareholder) is exposed to liability by reason of a claim or demand relating to his or her being or having been a shareholder and not because of his or her acts or omissions, the shareholder (or former shareholder) is entitled to be held harmless from and indemnified out of the assets of the applicable series of the Trust against all loss and expense arising from such claim or demand.

      SHAREHOLDER MEETINGS AND VOTING RIGHTS

      Neither Trust is required to hold an annual meeting of shareholders. Neither Trust currently intends to hold regular shareholder meetings.

      For each Trust, except when a larger quorum is required by applicable law, the By-Laws or the Trust's Declaration of Trust, 40% of the shares entitled to vote constitute a quorum at a shareholder's meeting. When any one or more series (or classes) is to vote as a single class separate from any other shares, 40% of the shares of each such series (or classes) entitled to vote constitute a quorum at a shareholder meeting of that series. Any shareholder meeting may be adjourned by a majority of the votes cast upon the question of adjourning a meeting to another date and time whether or not a quorum is present. When a quorum is present, a majority of the shares voted will decide any questions and a plurality will elect a trustee except when a larger vote is required by each Trust's Declaration of Trust, By-Laws or applicable law. A shareholder meeting for the purpose of electing or removing one or more Trustees may be called (i) by the Trustees upon their own vote, or (ii) upon the demand of shareholders owning 10% or more of the shares of each Trust in the aggregate. Cumulative voting is not permitted in the election of Trustees of each Trust. A Trustee of each Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by vote of a majority of the then Trustees. Under the Declaration of Trust of each Trust, each whole share of beneficial interest of a Fund is entitled to one vote, and each fractional share is entitled to a proportionate vote. The Declaration of Trust of Touchstone Funds Group Trust provides that the Board of Trustees may, to the extent consistent with applicable law, cause the Trust or a Fund to be merged or consolidated with another trust or company, provided such merger or consolidation is authorized by vote of a majority of the outstanding shares of the Trust or any affected series, as applicable. The Declaration of Trust of Touchstone Institutional Funds Trust provides that the Trustees may without shareholder approval unless such approval is required by applicable law cause the Trust to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law).

      LIQUIDATION

      In the event of the liquidation of either Trust or Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust or the Fund over the liabilities belonging to the Trust or the Fund. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the Fund held by them on the date of distribution.

      LIABILITY AND INDEMNIFICATION OF TRUSTEES

      The Declaration of Trust of each Trust provides that no Trustee or officer shall be liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of each Trust nor for the actor omission of any other Trustee except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office. Each Trust, out of its assets, will indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee unless he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      The foregoing is only a summary of the material characteristics of the operations of the Declaration of Trust of each Trust, their By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust and By-Laws directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING


      This Prospectus/Proxy Statement is being sent to shareholders of Mazama Institutional in connection with a solicitation of proxies by the Trustees of the Touchstone Institutional Funds Trust, to be used at the Meeting to be held at 10:00 a.m. Eastern Time, September 17, 2010, at the offices of the Touchstone Institutional Funds Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio, 45202, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Mazama Institutional on or about August 2, 2010.

      The Board of Trustees of the Touchstone Institutional Funds Trust has fixed the close of business on July 21, 2010 as the record date (the "Record Date") for determining the shareholders of Mazama Institutional entitled to receive notice of the Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Meeting or any adjournment thereof.


      In voting for the Reorganization, each shareholder of Mazama Institutional is entitled to one vote for each full share owned and a fractional vote for each fractional share held.

      Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Touchstone Institutional Funds Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

      If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by telephone, vote through the Internet, or attend in person. (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting. Instructions for telephone and Internet voting are set forth on the proxy card.)

      If the enclosed proxy is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.

      PROXIES THAT ARE PROPERLY EXECUTED AND RETURNED BUT ARE NOT MARKED WITH VOTING INSTRUCTIONS WILL BE VOTED FOR THE PROPOSED REORGANIZATION AND FOR ANY OTHER MATTERS DEEMED APPROPRIATE.

      Approval of the Reorganization requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of Mazama Institutional. The term "majority of the outstanding voting securities," as defined in the 1940 Act and as used in this Prospectus/Proxy Statement, means: the affirmative vote of the lesser of (i) 67% of the voting securities of Mazama Institutional present at a meeting if more than 50% of the outstanding voting securities of Mazama Institutional are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of Mazama Institutional. Forty percent of the shares entitled to vote constitutes a quorum.


      Proxy solicitations will be made primarily by mail, but beginning on or about August 2, 2010 proxy solicitations may also be made by telephone, or personal solicitations may be conducted by officers and employees of Touchstone Advisors, Inc., its affiliates or other representatives of Mazama Institutional (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Broadridge, Mazama Institutional's proxy solicitor. The estimated cost of the proxy solicitation is approximately $250. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures (totaling approximately $1,000) will be paid by Touchstone Advisors, Inc. and Mazama Capital Management, Inc. whether or not the Reorganization is approved by shareholders.

      Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but shall not be deemed to be represented at the meeting for the purposes of calculating the number of shares present in person or by proxy and will have no effect on the vote regarding the Plan.

      If shareholders of Mazama Institutional do not vote to approve the Reorganization, the Trustees of the Touchstone Institutional Funds Trust will consider other possible courses of action in the best interests of shareholders, including liquidation of the Fund. If sufficient votes to approve the Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Meeting.

      A shareholder of Mazama Institutional who objects to the proposed Reorganization will not be entitled under either Delaware law or the Trust's Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. If the Reorganization is consummated, shareholders will be free to redeem the shares of Mazama Growth that they receive in the transaction at their then-current net asset value. Shares of Mazama Institutional may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of Mazama Institutional may wish to consult their tax advisors as to any tax consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

      The Trusts do not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

      NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Mazama Institutional whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to be supplied to the beneficial owners of the respective shares.

      SHAREHOLDER INFORMATION

      The shareholders of Mazama Institutional at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of Mazama Institutional owned as of the Record Date. As of the Record Date, the total number of shares of Mazama Institutional outstanding and entitled to vote was as follows:

      --------------------------------------------------------------------
                                                NUMBER OF SHARES
      --------------------------------------------------------------------
      MAZAMA INSTITUTIONAL                           2,153,776
      --------------------------------------------------------------------

      As of the Record Date, the officers and Trustees of Touchstone Institutional Funds Trust beneficially owned as a group less than 1% of the outstanding shares of Mazama Institutional.

      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      On the Record Date to the knowledge of the Trustees and management of Touchstone Institutional Funds Trust, other than as set forth below, no person owned beneficially or of record more than 5% of Mazama Institutional's outstanding shares.

--------------------------------------------------------------------------------
             Name and Address                 Number of      Percent of Fund
                                               Shares
--------------------------------------------------------------------------------
Western Southern Financial Group              1,011,758          46.98%
400 Broadway
Cincinnati, OH 45202
--------------------------------------------------------------------------------
US Bank                                        250,198           11.62%
PO Box 1787
Milwaukee, WI 53201
--------------------------------------------------------------------------------
US Bank                                        564,745           26.22%
1555 N Rivercenter Drive Suite 302
Milwaukee, WI 53212
--------------------------------------------------------------------------------
CapInco C/O US Bank TTEE                       134,157            6.23%
1555 N Rivercenter Drive Suite 302
Milwaukee, WI 53212
--------------------------------------------------------------------------------

      As of the record date, Mazama Growth has not commenced operations and has no outstanding shares.

                        FINANCIAL STATEMENTS AND EXPERTS

      The Annual Report of the Touchstone Institutional Funds Trust relating to Mazama Institutional for the year ended as of December 31, 2009, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein in reliance upon the report of Ernst & Young LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

      Certain legal matters in connection with the issuance of Mazama Growth's Shares will be passed upon by Pepper Hamilton LLP, located at 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103.

                             ADDITIONAL INFORMATION

      The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC's Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

      The following additional information supplements information about Mazama Growth contained elsewhere in the Prospectus/Proxy Statement.

INFORMATION ABOUT MAZAMA GROWTH

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Funds Group Trust is a group of 21 mutual funds, including Mazama Growth. The Trust is part of the Touchstone Family of Funds which also consists of Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of equity mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds, Touchstone Variable Series Trust, a group of variable series funds and Touchstone Institutional Funds Trust, a group of institutional equity mutual funds. Each Fund has a different investment goal and risk level.

The Fund is managed by Touchstone Advisors, Inc. Touchstone Advisors, Inc. has selected Mazama Capital Management, Inc. to manage the Fund's investments on a daily basis.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

OTHER RISKS OF INVESTING IN THE FUND

LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Fund's sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

MARKET DISRUPTION RISK. The United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve their investment goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor and sub-advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment goals, but there can be no assurance that it will be successful in doing so.

NEW FUND RISK. The Fund may not grow to a size that is viable for continued operation and may be liquidated due to certain size constraints. A liquidation of the Fund could be done without shareholder consent and could cause a taxable event for the shareholder.

THE FUND'S MANAGEMENT

Touchstone Advisors, Inc. has been a registered investment advisor since 1994. As of December 31, 2009, Touchstone Advisors, Inc. had approximately $5.7 billion in assets under management. As the Fund's Advisor, Touchstone Advisors, Inc. continuously reviews, supervises and administers the Fund's investment programs and also ensures compliance with the Fund's investment policies and guidelines.

Touchstone Advisors, Inc. is responsible for selecting the Fund's sub-advisor(s), subject to approval by the Board of Trustees. Touchstone Advisors, Inc. selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors, Inc. considers various factors in evaluating a sub-advisor, including:

o     Level of knowledge and skill

o     Performance as compared to its peers or benchmark

o     Consistency of performance over 5 years or more

o     Level of compliance with investment rules and strategies

o     Employees facilities and financial strength

o     Quality of service

Touchstone Advisors, Inc. will also continually monitor each sub-advisor's performance through various analyses and through in-person, telephone and written consultations with a sub-advisor. Touchstone Advisors, Inc. discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The Securities and Exchange Commission (the "SEC") has granted an exemptive order that permits the Trust or Touchstone Advisors, Inc., under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors, Inc. other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of the Fund will be notified of any changes in its sub-advisory arrangements.

Two or more sub-advisors may manage the Fund, with each managing a portion of the Fund's assets. If the Fund has more than one sub-advisor, Touchstone Advisors, Inc. allocates how much of the Fund's assets are managed by each sub-advisor. Touchstone Advisors, Inc. may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisors.

Touchstone Advisors, Inc. is also responsible for running all of the operations of the Fund, except those that are subcontracted to a sub-advisor, custodian, transfer agent, sub-administrative agent or other parties. For its services, Touchstone Advisors, Inc. is entitled to receive a base investment advisory fee from the Fund at an annualized rate, based on the average daily net assets of the Fund. Touchstone Advisors, Inc. pays sub-advisory fees to the sub-advisor from its advisory fee. The fee to be paid to Touchstone Advisors, Inc. by the Fund during its current fiscal year is set forth below.

--------------------------------------------------------------------------------
Mazama Growth Fund                           0.95%
--------------------------------------------------------------------------------

ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL

A discussion of the basis for the Board of Trustees' approval of the Fund's advisory and sub-advisory agreements can be found in the Trust's March 31, 2010 Semiannual Report and September 30, 2010 Annual Report.

FUND SUB-ADVISOR

Mazama Capital Management, Inc., located at One Southwest Columbia Street, Suite 1500, Portland, OR 97258, is registered under the Investment Advisers Act of 1940, as amended, and serves as sub-advisor to Mazama Growth. Mazama Capital Management, Inc. is the successor firm to Mazama Capital Management, LLC, which was organized in 1997 in connection with the acquisition by such firm of substantially all of the assets of Black & Company Asset Management, Inc., an investment advisory firm founded in 1993. Mazama Capital Management, Inc. serves as investment advisor to certain pension and profit sharing plans, trusts, charitable organizations and other institutional investors. As sub-advisor, Mazama Capital Management, Inc. makes investment decisions for this Fund and also ensures compliance with the Fund's investment policies and guidelines.

INVESTING WITH TOUCHSTONE

INSTITUTIONAL SHARES

Institutional shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Institutional shares are not subject to a 12b-1 fee or CDSC.

For Institutional shares, you may purchase shares of the Fund directly from Touchstone Securities, Inc. or through your financial institution.

In any event, you must complete an investment application. You can obtain an investment application from Touchstone Securities, Inc., your financial advisor, your financial institution, or by visiting our website at TouchstoneInvestments.com. For more information about how to purchase shares, call Touchstone Securities, Inc. at 1.800.543.0407.

INVESTOR ALERT: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there will be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to completely verify your identity through our verification process, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")), on the day that your account is closed. If we close your account because we are unable to completely verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

INVESTING IN THE FUND

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.

o Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o     You may also open an account through your financial advisor.

THROUGH YOUR FINANCIAL INSTITUTION

o You may invest in certain share classes by establishing an account through financial institutions that have appropriate selling agreements with Touchstone.

o Your financial institution will act as the shareholder of record of your shares.

o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

o Your financial institution may receive compensation from the Fund, Touchstone Securities, Inc., Touchstone Advisors, Inc. or their affiliates.

o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

THROUGH RETIREMENT PLANS

You may invest in the Fund through various retirement plans. These include individual retirement plans and employer sponsored retirement plans.

INDIVIDUAL RETIREMENT PLANS

o     Traditional Individual Retirement Accounts ("IRAs")

o     Savings Incentive Match Plan for Employees ("SIMPLE IRAs")

o     Spousal IRAs

o     Roth Individual Retirement Accounts ("Roth IRAs")

o     Coverdell Education Savings Accounts ("Education IRAs")

o     Simplified Employee Pension Plans ("SEP IRAs")

EMPLOYER SPONSORED RETIREMENT PLANS

o     Defined benefit plans

o Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)

o     457 plans

SPECIAL TAX CONSIDERATION

To determine which type of retirement plan is appropriate for you, you are urged and advised to consult your own tax advisor.

For further information about any of the plans, agreements, applications and annual fees, contact Touchstone Securities, Inc. at 1.800.543.0407 or contact your financial advisor.

THROUGH A PROCESSING ORGANIZATION

You may also purchase shares of the Fund through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations ("Authorized Processing Organizations") to receive purchase and sales orders on their behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. You should also ask the processing organization if they are authorized by the Touchstone Funds to receive purchase and sales orders on their behalf. If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk. When shares are purchased with an Authorized Processing Organization, there may be various differences compared to investing directly with Touchstone Securities, Inc. The Authorized Processing Organization may:

      o     Charge a fee for its services

      o     Act as the shareholder of record of the shares

      o     Set different minimum initial and additional investment requirements

      o     Impose other charges and restrictions

      o Designate intermediaries to accept purchase and sales orders on the Fund's behalf

Touchstone Securities, Inc. considers a purchase or sales order as received when an Authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV or offering price (which is NAV plus any applicable sales charge), if applicable, next computed after such order is received in proper form by an Authorized Processing Organization, or its authorized designee.

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by your Authorized Processing Organization and Touchstone. Certain Authorized Processing Organizations may receive compensation from the Fund, Touchstone Securities, Inc., Touchstone Advisors or their affiliates.

It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by Touchstone in a timely manner.

PRICING OF PURCHASES

We price direct purchases in the Fund based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received. Direct purchase orders received by Touchstone Securities, Inc., an Authorized Processing Organization, financial advisor or financial institution, by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. ET, are processed at that day's public offering price. Direct purchase orders received by Touchstone Securities, Inc., an Authorized Processing Organization, financial advisor or financial institution, after the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, are processed at the public offering price next determined on the following business day. It is the responsibility of the financial institution, financial advisor or Authorized Processing Organization to transmit orders that will be received by Touchstone Securities, Inc. in proper form and in a timely manner.

ADDING TO YOUR ACCOUNT

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.

o     Write your account number on the check.

o Either: (1) Mail the check with the investment form to Touchstone Securities, Inc.; or (2) Mail the check directly to your financial advisor or financial institution at the address printed on your account statement. Your financial advisor or financial institution is responsible for forwarding payment promptly to Touchstone Securities, Inc.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o Contact Touchstone Securities, Inc., your financial advisor or your financial institution for further instructions.

o Contact your bank and ask it to wire federal funds to Touchstone Securities, Inc. Specify your name and account number when remitting the funds.

o     Your bank may charge a fee for handling wire transfers.

o Purchases in the Fund will be processed at that day's NAV (or public offering price, if applicable) if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

PURCHASES WITH SECURITIES

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment goal and is otherwise acceptable to Touchstone Advisors, Inc.

SPECIAL TAX CONSIDERATION You are urged and advised to consult with your own tax advisor as to the federal income tax consequences to you upon your transfer of securities to the Fund in exchange for Fund shares.

AUTOMATIC INVESTMENT OPTIONS

The various ways that you can automatically invest in the Fund are outlined below. Touchstone Securities, Inc. does not charge any fees for these services. For further details about these services, call Touchstone Securities, Inc. at
1.800.543.0407. If you hold your shares through a financial institution or Authorized Processing Organization, please contact them for further details on automatic investment options.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments in the Fund of $50 or more to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. Amounts that are automatically invested in the Fund will not be available for redemption until three business days after the automatic reinvestment.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Touchstone Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash. If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in the Fund.

DOLLAR COST AVERAGING. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

SELLING YOUR SHARES

You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received by Touchstone Securities, Inc., an Authorized Processing Organization, financial advisor or financial institution, in proper form by the close of regular trading on the NYSE (usually 4:00 p.m. ET), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

THROUGH TOUCHSTONE SECURITIES, INC. - BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $100,000.

o To sell your Fund shares by telephone, call Touchstone Securities, Inc. at 1.800.543.0407.

o Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

o If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone Securities, Inc. will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone Securities, Inc. will not be liable, in those cases. Touchstone Securities, Inc. has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

      o     Requiring personal identification

      o Making checks payable only to the owner(s) of the account shown on Touchstone Securities, Inc.'s records

      o Mailing checks only to the account address shown on Touchstone Securities, Inc.'s records

      o Directing wires only to the bank account shown on Touchstone Securities, Inc.'s records

      o Providing written confirmation for transactions requested by telephone

      o     Digitally recording instructions received by telephone

THROUGH TOUCHSTONE SECURITIES, INC. - BY MAIL

o     Write to Touchstone Securities, Inc.

o     Indicate the number of shares or dollar amount to be sold.

o     Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

o     You may be required to have your signature guaranteed.

THROUGH TOUCHSTONE SECURITIES, INC. - BY WIRE

o     Complete the appropriate information on the investment application.

o You may be charged a fee by the Fund or Fund's Authorized Processing Organization for wiring redemption proceeds. You may also be charged a fee by your bank.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

THROUGH TOUCHSTONE SECURITIES, INC. - THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o     Withdrawals can be made monthly, quarterly, semiannually or annually.

o     There is no fee for this service.

o     There is no minimum account balance required for retirement plans.

SPECIAL TAX CONSIDERATION

Systematic withdrawals may result in the sale of your shares at a loss or may result in taxable gains.

THROUGH YOUR FINANCIAL ADVISOR, FINANCIAL INSTITUTION OR AUTHORIZED PROCESSING ORGANIZATION

o You may also sell shares by contacting your financial advisor, financial institution or Authorized Processing Organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor, financial institution or, if applicable, the Authorized Processing Organization.

o Your financial advisor, financial institution or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to Touchstone Securities, Inc. in proper form and in a timely manner.

o     Your financial institution may charge you a fee for selling your shares.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

SPECIAL TAX CONSIDERATION

Selling your shares may cause you to incur a taxable gain or loss.

INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone Securities, Inc.'s records.

SIGNATURE GUARANTEES

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. The Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to:

o Proceeds to be paid when information on your account has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

o     Proceeds are being sent to an address other than the address of record

o Proceeds or shares are being sent/transferred from unlike registrations such as a joint account to an individual's account

o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations

MARKET TIMING POLICY

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Fund will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Fund by shareholders. The Fund will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If the Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Fund cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Fund may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Fund may also restrict or refuse to process purchases by the shareholder. These exchange limits and excessive trading policies generally do not apply to purchases and redemptions of money market funds (except in situations where excessive trading may have a detrimental or disruptive effect on share prices or portfolio management of these funds), systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. If the Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. In accordance with Rule 22c-2 under the 1940 Act, the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund applies these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will they enter into any such arrangements in the future.

HOUSEHOLDING POLICY (ONLY APPLICABLE FOR SHARES HELD THROUGH TOUCHSTONE SECURITIES, INC. DIRECTLY)

The Fund will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone Securities, Inc. at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Fund through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

RECEIVING SALE PROCEEDS

Touchstone Securities, Inc. will forward the proceeds of your sale to you (or to your financial advisor, Authorized Processing Organization or financial institution) within 7 days (normally within 3 business days) after receipt of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS, AUTHORIZED PROCESSING ORGANIZATIONS OR FINANCIAL INSTITUTIONS. Proceeds that are sent to your financial advisor, Authorized Processing Organization or financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor, Authorized Processing Organization or financial institution may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK (ONLY APPLICABLE FOR SHARES HELD THROUGH TOUCHSTONE SECURITIES, INC. DIRECTLY). We may delay mailing your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days. If you need your money sooner, you should purchase shares by bank wire.

LOW ACCOUNT BALANCES (ONLY APPLICABLE FOR SHARES HELD THROUGH TOUCHSTONE SECURITIES, INC. DIRECTLY). If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone Securities, Inc. may sell your shares and send the proceeds to you. This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act ("UGTMA"). Touchstone Securities, Inc. will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o     When the NYSE is closed on days other than customary weekends and holidays

o     When trading on the NYSE is restricted

o     During any other time when the SEC, by order, permits.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities including federal income tax on the amount by which the fair market value of the securities sold exceeds the basis of the Fund shares redeemed. Until such time as the shareholder sells the securities they receive in kind, the securities are subject to market risk.

PRICING OF FUND SHARES

The Fund's share price (also called "NAV") and offering price (NAV plus a sales charge, if applicable) are determined as of the close of trading (normally 4:00 p.m. ET) every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone Securities, Inc., an Authorized Processing Organization or financial institution.

The Fund's equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). The Fund may use pricing services to determine market value for investments. Some specific pricing strategies follow:

o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined as fair value.

o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Fund, any foreign securities held by the Fund will be priced as follows:

o All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when the Fund does not price its shares, the Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. Any debt securities held by the Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities. The Fund may use fair value pricing under the following circumstances, among others:

o If the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded.

o If a security, such as a small cap or micro cap security, is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

o If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation.

The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. With respect to any portion of the Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTION AND TAXES

SPECIAL TAX CONSIDERATION

You are urged and advised to consult your own tax advisor to address your own tax situation and the impact an investment in the Fund will have on your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund distributes its income, if any, quarterly as a dividend to shareholders.

The Fund makes distributions of capital gains, if any, at least annually. If you own shares on the Fund's distribution record date, you will be entitled to receive the distribution.

You will receive income dividends and distributions of capital gains in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing or by phone prior to the date of distribution. Your election will be effective for dividends and distributions paid after we receive your notice. To cancel your election, simply send written notice to Touchstone Securities, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone Securities, Inc., c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203, or call Touchstone Securities, Inc. at 1.800.543.0407. If you hold your shares through a financial institution, you must contact it to elect cash payment.

TAX INFORMATION

GENERAL. The Fund intends to qualify annually to be treated as a regulated investment company under the Code. As such, the Fund will not be subject to federal income taxes on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year the Fund fails to qualify as a regulated investment company: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35%; and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2011) and the dividends-received deduction for corporate shareholders.

DISTRIBUTIONS. The Fund will make distributions to you that may be taxed as ordinary income or capital gains. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Dividends are taxable whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2011 and designated by the Fund as "qualified dividend income" are eligible for the long-term capital gain rate 15% (0% for individuals in lower tax brackets).

NET CAPITAL GAINS. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2011, the maximum individual tax rate on net long-term capital gains is 15%.

SALE OR EXCHANGE OF SHARES. It is a taxable event for you if you sell shares of the Fund or exchange shares of the Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you hold the shares of the Fund as a capital asset, which capital gain will be long-term or short-term depending on how long you have held the shares of such Fund.

SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares in one Fund for shares of another Fund is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATE AND LOCAL INCOME TAXES. You are urged and advised to consult your tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax law.

NON-U.S. SHAREHOLDERS. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in the Fund.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

FINANCIAL HIGHLIGHTS

Mazama Growth will adopt the financial statements of Mazama Institutional. The Mazama Institutional Annual Report is incorporated herein by reference.

                                 OTHER BUSINESS

      The Trustees of the Touchstone Institutional Funds Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

            THE TRUSTEES OF THE TRUST RECOMMEND APPROVAL OF THE PLAN.
              ANY SIGNED BUT UNMARKED PROXIES WITHOUT INSTRUCTIONS
                 WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 29th day of April, 2010, by and between the Touchstone Funds Group Trust ("TFGT"), on behalf of the Touchstone Mazama Growth Fund (the "Acquiring Fund"), and Touchstone Institutional Funds Trust ("TIFT"), on behalf of Touchstone Mazama Growth Fund (the "Selling Fund") and, for purposes of Section 9.1 and
11.2 only, Mazama Capital Management, Inc. TFGT and TIFT (each a "Trust" and collectively the "Trusts") are Delaware statutory trusts, with their principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

      The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for shares of beneficial interest, with a par value of $.01 per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter defined, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Selling Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

      WHEREAS, the Board of Trustees of TFGT, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") ("Independent Trustees"), have determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund's will not be diluted as a result of the transactions contemplated herein;

      WHEREAS, the Board of Trustees of TIFT, including a majority of the Independent Trustees, have determined that it is in the best interests of the Selling Fund to exchange all of its assets and liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

      1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Selling Fund's assets (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and
(ii) to assume all of the liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

      1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

      The Selling Fund has provided the Acquiring Fund with its most recent unaudited financial statements, which contain a list of all of the Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

      1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the Selling Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

      1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

      1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

      1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

      1.8 TERMINATION. The Trust shall take all necessary and appropriate steps under applicable law to terminate the Selling Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

      2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in TFGT's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share of the Selling Fund computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in TFGT's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

      2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Selling Fund's assets shall be determined by multiplying the outstanding shares of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with paragraph 2.2. Institutional shares of the Acquiring Fund will be issued for shares of the Selling Fund.

      2.4 DETERMINATION OF VALUE. All computations of value shall be made by JPMorgan Chase Bank, N.A., the Acquiring Fund's and the Selling Fund's accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Selling Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

      3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about July 19, 2010 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. EST at the offices of the Trusts, or at such other time and/or place as the parties may agree.

      3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      3.3 TRANSFER AGENT'S CERTIFICATE. The Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of TFGT a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

      4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

            (a) The Selling Fund is a separate investment series of TIFT, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

            (b) The Selling Fund is a separate investment series of TIFT, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act, is in full force and effect.

            (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of TIFT's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

            (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

            (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

            (g) The audited financial statements of the Selling Fund at December 31, 2009 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

            (h) Since December 31, 2009, there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

            (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

            (k) The Acquired Fund is not under the jurisdiction of a court in a "Title 11 or similar case" (within the meaning of Section 368(a)(3)(A) of the Code);

            (l) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

            (m) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

            (n) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (o) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

            (p) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

      4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

            (a) The Acquiring Fund is a separate investment series of TFGT, a statutory trust, duly organized, validly existing, and in good standing under the laws of the State of Delaware.

            (b) The Acquiring Fund is a separate investment series of TFGT, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) The prospectus and statement of additional information, as of the date of the Prospectus/Proxy Statement, of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of TFGT's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

            (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

            (f) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (g) The Acquiring Fund was established in order to effect the transactions described in this Agreement, and, prior to the Closing Date, shall not have carried on any business activity (other than such activities as are customary to the organization of a new series prior to its commencement of investment operations). The Acquiring Fund has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a "regulated investment company" for federal income tax purposes. However, upon filing its first federal income tax return at the completion of its first taxable year, the Acquiring Fund shall elect to be a "regulated investment company" and until such time shall take all steps reasonably necessary to ensure that it qualifies for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

            (h) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

            (i) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (j) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

            (k) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

            (l) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

            (m) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

      5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

      5.2 APPROVAL BY SHAREHOLDERS. The Trust will call a meeting of the shareholders of the Selling Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

      5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

      5.6 TAX-FREE REORGANIZATION. It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. Except as otherwise expressly provided in this Agreement, neither the TFGT, TIFT, the Selling Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Pepper Hamilton LLP to render the tax opinion contemplated in this Agreement.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

      The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by TFGT's President or Vice President, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by TIFT's President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

      7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of TIFT.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of TIFT's Agreement and Declaration of Trust, By-Laws, the 1940 Act and other applicable law and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

      8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

      8.6 The Trust shall have received a favorable opinion of Pepper Hamilton LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that, for federal income tax purposes:

            (a) The transfer of all of the Selling Fund assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund.

            (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

            (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

            (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such Shareholder immediately prior to the Closing, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefore were held by such Shareholder (provided the Selling Fund shares were held as capital assets on the date of the Closing).

            (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Closing, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

      No opinion will be expressed as to (1) any federal income tax consequences of the Reorganization except as expressly set forth above, (2) any tax consequences of any other transaction except those consummated in accordeance with this Agreement, (3) the tax consequences with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (4) the tax consequences with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, and (5) any foreign, state or local tax consequences of the Reorganization.

      Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

                                   ARTICLE IX

                                    EXPENSES

      9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Touchstone Advisors, Inc. and Mazama Capital Management, Inc., the investment advisor and sub-advisor, respectively, to the Trusts. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are residents as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees;
(g) legal fees; and (h) solicitation costs of the transaction.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

            (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

            (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

      11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Selling Fund, the Trust, or its Trustees or officers, to the other party, but Touchstone Advisors, Inc. and Mazama Capital Management, Inc. shall bear the expenses incurred by them incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

      12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trusts; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

      13.5 With respect to the Trusts, the names used herein refer respectively to the two trusts created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Trusts. The obligations of the Trusts entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Trusts, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trusts personally, but bind only the trust property, and all persons dealing with the Selling Fund and the Acquiring Fund must look solely to the trust property belonging to the Selling Fund and the Acquiring Fund for the enforcement of any claims against the Selling Fund and the Acquiring Fund, respectively.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                               TOUCHSTONE INSTITUTIONAL FUNDS TRUST ON BEHALF OF MAZAMA INSTITUTIONAL GROWTH FUND

                               By:
                                  -----------------------------------------

                               Name:  Jill T. McGruder

                               Title:    President


                               TOUCHSTONE FUNDS GROUP TRUST ON BEHALF OF MAZAMA GROWTH FUND

                               By:
                                  -----------------------------------------

                               Name:  Jill T. McGruder

                               Title:    President


                               For purposes of 9.1 and 11.2 only:

                               MAZAMA CAPITAL MANAGEMENT, INC.

                               By:
                                  -----------------------------------------

                               Name:



                               Title: